Schedule of investments
Macquarie VIP International Core Equity Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.53%Δ
Austria — 1.55%
Mondi	876,536	$ 12,124,326
		12,124,326
Brazil — 7.56%
Banco do Brasil	2,588,038	10,697,888
MercadoLibre †	11,197	26,166,717
Vale ADR	803,923	8,730,604
XP Class A	713,844	13,413,129
		59,008,338
Canada — 3.43%
Alimentation Couche-Tard	297,104	15,851,097
Descartes Systems Group †	116,140	10,935,536
		26,786,633
China — 7.45%
China Merchants Bank Class H	2,538,500	15,192,861
Eastroc Beverage Group Class A	402,700	17,208,424
Midea Group Class A	1,042,890	10,664,728
Tencent Holdings	177,000	15,082,100
		58,148,113
Denmark — 1.21%
Ascendis Pharma ADR †	47,441	9,431,745
		9,431,745
Finland — 0.66%
Amer Sports †	147,201	5,115,235
		5,115,235
France — 5.15%
Airbus	81,471	19,025,596
L'Oreal	16,898	7,341,963
Vinci	99,204	13,786,575
		40,154,134
Germany — 9.73%
BioNTech ADR †	60,918	6,007,733
Deutsche Telekom	232,768	7,930,282
KION Group	141,766	9,618,193
SAP	74,513	19,952,140
Siemens	70,731	19,095,816
Siemens Healthineers 144A #	245,667	13,306,847
		75,911,011
Hong Kong — 3.32%
Henderson Land Development	3,292,000	11,595,937
Prudential	1,021,684	14,303,292
		25,899,229
India — 5.25%
Axis Bank	1,017,649	12,964,285
Bharti Airtel	878,019	18,569,655
HDFC Bank	877,513	9,404,049
		40,937,989
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland — 3.94%
Experian	367,118	$ 18,439,299
ICON †	70,270	12,297,250
		30,736,549
Japan — 9.71%
Makita	441,900	14,322,602
Marubeni	688,800	17,187,087
Mitsubishi UFJ Financial Group	1,247,200	20,119,055
Nintendo	183,900	15,910,890
SMC	26,500	8,190,944
		75,730,578
Luxembourg — 0.95%
Eurofins Scientific	102,211	7,453,879
		7,453,879
Netherlands — 7.74%
Adyen 144A #, †	10,117	16,279,050
IMCD	115,548	11,976,255
ING Groep	875,251	22,945,367
Shell	255,878	9,177,689
		60,378,361
Norway — 1.49%
Orkla	1,113,318	11,639,548
		11,639,548
Singapore — 4.11%
Grab Holdings Class A †	2,336,239	14,064,159
Sea ADR †	100,585	17,977,557
		32,041,716
South Korea — 3.92%
KB Financial Group	97,418	8,040,482
Samsung Electronics	146,246	8,767,495
SK Hynix	55,574	13,776,683
		30,584,660
Spain — 2.03%
Banco Bilbao Vizcaya Argentaria	821,212	15,824,454
		15,824,454
Switzerland — 2.23%
Alcon	123,199	9,179,558
Cie Financiere Richemont Class A	42,871	8,229,792
		17,409,350
Taiwan — 5.53%
Taiwan Semiconductor Manufacturing	993,000	43,133,762
		43,133,762
United Kingdom — 10.11%
AstraZeneca ADR	122,284	9,381,629
BAE Systems	561,919	15,641,819
NQ- IV085 [0925] 1125 (4967872)    1

Schedule of investments
Macquarie VIP International Core Equity Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Compass Group	434,461	$ 14,808,934
Flutter Entertainment †	48,429	12,300,966
Haleon	3,592,907	16,168,736
Melrose Industries	1,282,507	10,558,718
		78,860,802
United States — 0.46%
Schlumberger	103,557	3,559,254
		3,559,254
Total Common Stocks (cost $645,465,012)		760,869,666

Preferred Stock — 0.99%Δ
Germany — 0.99%
Henkel & Co. 2.93% ω	95,393	7,696,911
Total Preferred Stock (cost $7,949,491)		7,696,911

Short-Term Investments — 3.04%
Money Market Mutual Funds — 3.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	5,919,701	5,919,701
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	5,919,702	5,919,702
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	5,919,702	5,919,702
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	5,919,703	$ 5,919,703
Total Short-Term Investments (cost $23,678,808)		23,678,808

Total Value of Securities—101.56% (cost $677,093,311)		792,245,385
Liabilities Net of Receivables and Other Assets — (1.56%)		(12,136,902)
Net Assets Applicable to 40,874,055 Shares Outstanding — 100.00%	$780,108,483
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $29,585,897, which represents 3.79% of the Series’ net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV085 [0925] 1125 (4967872)